TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2018
TRADE AND OTHER RECEIVABLES.
Schedule of trade and other receivables

	2018	2017	2016
	$ million	$ million	$ million
Trade and other receivables due within one year
Trade receivables	1,166	1,125	1,042
Less: loss allowance	(62)	(69)	(54)
Trade receivables – net	1,104	1,056	988
Derivatives – forward foreign exchange, currency swaps and interest rate contracts	37	28	48
Other receivables	107	92	76
Prepayments	69	82	73
	1,317	1,258	1,185
Due after more than one year
Other non-current assets	16	16	–
	1,333	1,274	1,185

Schedule of trade receivables - net

	2018 Weighted average loss rate	2018 Loss allowance	2018 Gross carrying amount	2017 Gross carrying amount	2016 Gross carrying amount
	%	$ million	$ million	$ million	$ million
Not past due	0.3%	(2)	647	664	725
Past due not more than 3 months	0.4%	(1)	271	225	142
Past due not more than 3–6 months	2.6%	(2)	78	65	51
Past due more than 6 months	33.5%	(57)	170	171	124
		(62)	1,166	1,125	1,042
Loss allowance			(62)	(69)	(54)
Trade receivables – net			1,104	1,056	988

Schedule of movements in loss allowance

	2018	2017	2016
	$ million	$ million	$ million
At 31 December	69	54	64
Adjustment on initial application of IFRS 9	14
Adjusted balance at 1 January	83
Exchange adjustment	(3)	3	(3)
Reclassification[1]	(8)	–	–
Acquisitions	–	1	–
Net receivables provided during the year	14	17	7
Utilisation of provision	(24)	(6)	(14)
At 31 December	62	69	54

1     On transition to IFRS 9, the Group reclassified a credit note provision from the loss allowance to gross trade receivables.

Schedule of trade receivables denominated by currency

	2018	2017	2016
	$ million	$ million	$ million
US Dollar	527	418	416
Sterling	45	54	57
Euro	201	212	193
Other	331	372	322
Trade receivables – net	1,104	1,056	988